Earnout (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Number of Earnout Shares Allocated to Unit of Account	The following table summarizes the number of Earnout Shares allocated to each unit of account as of December 31, 2021:

	Triggering Event I Earnout Shares	Triggering Event II Earnout Shares
Contingent earnout liability	7,144,325	5,953,595
Stock compensation	855,675	713,072

Total Earnout Shares	8,000,000	6,666,667

Assumptions Used In The Valuation	The following table describes the assumptions used in the valuation:

	December 31,	July 14,
	2021	2021
Current stock price	$5.37	$8.56
Expected volatility	70.00%	70.00%
Risk-free interest rate	1.19%	0.85%
Dividend rate	—%	—%
Expected term (years)	4.54	5.00